Consolidated Statements of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011 Restated [Member]	Dec. 31, 2010 Restated [Member]
Cash Flows from Operating Activities
Net income	$ 76,395,000	$ 53,538,000	$ 48,826,000
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	21,685,000	16,772,000	11,042,000
Amortization of purchase accounting adjustments	(47,383,000)	(30,653,000)	(52,850,000)
Provision for credit losses	20,671,000	25,867,000	42,451,000
Noncash compensation expense	9,907,000	9,114,000	7,797,000
(Gain) loss on sale of assets	(42,000)	(943,000)	76,000
Loss on impaired securities		509,000	517,000
Gain on sale of available for sale investments	(3,739,000)	(3,422,000)	(5,172,000)
Gain on sale of OREO	(4,985,000)	(1,476,000)	(2,524,000)
Gain on acquisition			(3,781,000)
Loss on abandonment of fixed assets	2,743,000
Amortization of premium/discount on investments	21,013,000	18,233,000	15,050,000
Derivative losses (gains) on swaps	1,000	2,000	(3,000)
(Benefit) provision for deferred income taxes	(7,527,000)	(11,750,000)	(3,607,000)
Mortgage loans held for sale
Originations	(2,432,367,000)	(1,659,226,000)	(1,772,486,000)
Proceeds from sales	2,388,716,000	1,637,458,000	1,803,214,000
Gain on sale of loans, net	(70,811,000)	(43,955,000)	(47,689,000)
Cash retained from tax benefit associated with share-based payment arrangements	(1,221,000)	(1,454,000)	(637,000)
Decrease in other assets	7,437,000	5,572,000	228,663,000
Other operating activities, net	7,319,000	1,572,000	(54,241,000)
Net Cash (Used in) Provided by Operating Activities	(12,188,000)	15,758,000	214,646,000
Cash Flows from Investing Activities
Proceeds from sales of securities available for sale	154,222,000	130,305,000	249,008,000
Proceeds from maturities, prepayments and calls of securities available for sale	880,425,000	626,004,000	576,139,000
Purchases of securities available for sale	(935,164,000)	(499,899,000)	(1,198,853,000)
Proceeds from maturities, prepayments and calls of securities held to maturity	43,535,000	120,075,000	66,091,000
Purchases of securities held to maturity	(57,075,000)	(22,803,000)	(96,375,000)
FDIC reimbursement of recoverable covered asset losses	157,694,000	139,852,000	438,870,000
Increase in loans receivable, net, excluding loans acquired	(870,577,000)	(560,635,000)	(123,295,000)
Proceeds from sale of premises and equipment	1,274,000	3,227,000	1,324,000
Purchases of premises and equipment	(32,825,000)	(44,055,000)	(38,063,000)
Proceeds from disposition of real estate owned	109,067,000	61,713,000	49,072,000
Investment in new market tax credit entities	(21,368,000)	(9,425,000)	(11,875,000)
Cash received in excess of cash paid for acquisition	32,425,000	79,288,000	24,134,000
Other investing activities, net	10,691,000	2,085,000	6,518,000
Net Cash (Used in) Provided by Investing Activities	(527,676,000)	25,732,000	(57,305,000)
Cash Flows from Financing Activities
Increase in deposits, net of deposits acquired	1,174,829,000	174,809,000	87,498,000
Net change in short-term borrowings, net of borrowings acquired	(102,320,000)	136,786,000	(43,023,000)
Proceeds from long-term debt	24,086,000	3,176,000	45,233,000
Repayments of long-term debt	(80,770,000)	(47,227,000)	(380,004,000)
Dividends paid to shareholders	(40,069,000)	(38,558,000)	(34,412,000)
Proceeds from sale of treasury stock for stock options exercised	2,813,000	6,807,000	1,631,000
Payments to repurchase common stock	(42,245,000)	(43,219,000)	(1,500,000)
Common stock issued			328,980,000
Cash retained from tax benefit associated with share-based payment arrangements	1,221,000	1,454,000	637,000
Net Cash Provided by Financing Activities	937,545,000	194,028,000	5,040,000
Net Increase In Cash and Cash Equivalents	397,681,000	235,518,000	162,381,000
Cash and Cash Equivalents at Beginning of Period	573,296,000	337,778,000	175,397,000
Cash and Cash Equivalents at End of Period	970,977,000	573,296,000	337,778,000
Supplemental Schedule of Noncash Activities
Acquisition of real estate in settlement of loans	99,134,000	104,855,000	49,886,000
Common stock issued in acquisition	39,203,000	181,140,000
Transfers of property into Other Real Estate	106,427,000	104,855,000	49,886,000
Exercise of stock options with payment in company stock	16,000
Supplemental Disclosures
Interest on deposits and borrowings	63,984,000	84,452,000	117,810,000
Income taxes, net	$ 15,957,000	$ 41,594,000	$ 24,494,000